Investment in associates (Tables)	12 Months Ended
Dec. 31, 2025
Investment In Associates
Schedule of investment in associates

	12-31-2025	12-31-2024
	ARS 000	ARS 000

Ecogas Group (Note 3.1)	—	114,782,833
3C Lithium Pte. Ltd	26,921,216	27,680,352
Transportadora de Gas del Mercosur S.A.	1,675,940	1,282,373
	28,597,156	143,745,558

Schedule of share profit of associates

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Ecogas Group (Note 3.1)	60,133,780	22,176,423	16,698,629
3C Lithium Pte. Ltd	(759,136)	—	—
Transportadora de Gas del Mercosur S.A.	324,648	(958,059)	820,961
	59,699,292	21,218,364	17,519,590

Schedule of summarized investment in associate

	09-10-2025
	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total

Equity attributable to holders of the parent	602,232,193	219,333,875	821,566,068
% of participation in an investment in associate	26.17%	17.20%
Subtotal	157,604,165	37,725,427	195,329,592

Lower value of investment	(15,766,615)	(23,889,342)	(39,655,957)
Impairment			(9,732,649	)(1)
Investment in associate			145,940,986

(1)	At September 10, 2025 the value of this investment was net of an Impairment given that fair value was lower than book value as of such date.

Schedule of summarized share of the profit of associate

	09-10-2025				2024			2023
	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total		Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total

Total comprehensive income for the year	68,516,532	34,506,973	103,023,505		30,888,254	25,524,785	56,413,039	23,475,552	11,730,312	35,205,864

% of participation in an investment in associate	26.17%	17.20%			42.31%	17.20%		42.31%	17.20%
Subtotal	17,930,776	5,935,199	23,865,975		13,068,820	4,390,263	17,459,083	9,932,506	2,017,614	11,950,120

Lower value of investment	1,215,052	1,840,860	3,055,912		1,956,050	2,761,290	4,717,340	1,987,219	2,761,290	4,748,509
Impairment			(9,732,649	)(1)			—			—
Share of the profit of associate			17,189,238				22,176,423			16,698,629

(1)	At September 10, 2025 the value of this investment was net of an Impairment given that fair value was lower than book value as of such date.

Schedule of summarized financial information

2024
ARS 000

Statement of financial position

Non-current assets	509,853,710
Current assets	282,657,701
Non-current liabilities	112,042,003
Current liabilities	176,965,322
Equity attributable to holders of the parent	272,683,007
Non-controlling interests	230,821,080

Schedule of revenues, equity holders of parent and non-controlling interests

	09-10-2025	2024	2023
	ARS 000	ARS 000	ARS 000
Revenues

Net income for the year:	601,114,143	643,119,103	418,679,726

- Equity holders of the parent	83,879,439	30,888,254	23,475,552
- Non-controlling interests	11,351,416	22,984,552	15,258,122